Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2026
Entity File Number	001-38669
Entity Registrant Name	LIVERAMP HOLDINGS, INC.
Entity Central Index Key	0000733269
Entity Tax Identification Number	83-1269307
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	225 Bush Street
Entity Address, Address Line Two	Seventeenth Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	888
Local Phone Number	987-6764
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.10 Par Value
Trading Symbol	RAMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false